Derivative financial instruments (Tables)	3 Months Ended
Mar. 31, 2012
Derivative financial instruments
Assets and liabilities balances of derivatives measured at fair value and the effects of their recognition

	Assets				Liabilities
	March 31, 2012 (unaudited)		December 31, 2011		March 31, 2012 (unaudited)		December 31, 2011
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	434	—	410	60	24	509	49	590
EuroBond Swap	—	—	—	—	3	10	4	32
Pre Dollar Swap	20	—	19	—	—	35	—	41
Treasury future	—	—	—	—	—	—	5	—
	454	—	429	60	27	554	58	663
Commodities price risk
Nickel
Fixed price program	2	—	1	—	—	—	1	—
Bunker Oil Hedge	—	—	4	—	—	—	—	—
	2	—	5	—	—	—	1	—
Embedded derivatives:
Derivatives designated as hedge
Strategic Nickel	118	—	161	—	—	—	—	—
Foreign exchange cash flow hedge	10	29	—	—	1	—	14	—
	128	29	161	—	1	—	14	—
Total	584	29	595	60	28	554	73	663

Effects of derivatives

	Amount of gain or (loss) recognized as financial income (expense)			Financial settlement (Inflows)/ Outflows			Amount of gain or (loss) recognized in OCI
	Three-month period ended (unaudited)			Three-month period ended (unaudited)			Three-month period ended (unaudited)
	March 31, 2012	December 31, 2011	March 31, 2011	March 31, 2012	December 31, 2011	March 31, 2011	March 31, 2012	December 31, 2011	March 31, 2011

Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	208	29	175	(129)	(114)	(48)	—	—	—
EURO floating rate vs. USD floating rate swap	—	—	—	—	—	—	—	—	—
USD floating rate vs. fixed USD rate swap	—	—	—	—	1	1	—	—	—
EuroBond Swap	19	(24)	42	4	—	—	—	—	—
Pre Dollar Swap	12	(9)	2	(4)	(1)	—	—	—	—
Swap USD fixed rate vs. CDI	—	(48)	—	—	(99)	—	—	—	—
South African Rande Forward	—	—	—	—	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	—	—	—	—	(2)	—	—	—
Treasury Future	9	(12)	—	(3)	6	—	—	—	—
Swap Convertibles	—	—	—	—	—	—	—	—	—
	248	(64)	219	(132)	(207)	(49)	—	—	—
Commodities price risk
Nickel
Fixed price program	(4)	6	13	6	(16)	(1)	—	—	—
Strategic program	—	—	15	—	—	—	—	—	—
Copper	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	—	—	7	—	—	—
Bunker Oil Hedge	—	2	32	(4)	(12)	(8)	—	—	—
Coal	—	—	—	—	—	2	—	—	—
Maritime Freight Hiring Protection Program	—	—	—	—	—	2	—	—	—
Natural gas	—	—	—	—	—	—	—	—	—
	(4)	8	60	2	(28)	2	—	—	—
Embedded derivatives:
For nickel concentrate costumer sales	—	—	—	—	—	—	—	—	—
Customer raw material contracts	—	—	—	—	—	—	—	—	—
Energy - Aluminum options	—	—	(7)	—	—	—	—	—	—
	—	—	(7)	—	—	—	—	—	—
Derivatives designated as hedge
Bunker Oil Hedge	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	—	—	—	—	—	—
Strategic Nickel	52	84	(33)	(52)	(83)	33	(43)	(115)	(9)
Foreign exchange cash flow hedge	—	18	—	—	(18)	(13)	52	(25)	14
	52	102	(33)	(52)	(101)	20	9	(140)	5
Total	296	46	239	(182)	(336)	(27)	9	(140)	5

Final maturity dates

Interest rates / Currencies	December 2019
Bunker Oil	December 2012
Nickel	December 2012